UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.8%)
New York (100.2%)
Albany NY IDA Civic Fac. Rev. (CHF Holland
Suites, LLC Project) VRDO	0.270%	9/8/10 LOC	12,430	12,430
Chappaqua NY Central School Dist. TAN	2.000%	6/30/11	8,000	8,097
Cheektowaga NY BAN	2.000%	7/21/11	8,300	8,406
Chemung County NY IDA Civic Fac. Rev.
(Elmira College Project) VRDO	0.290%	9/8/10 LOC	9,800	9,800
Clifton Park NY IDA Multifamily Housing Rev.
(Coburg Village Project) VRDO	0.280%	9/8/10 LOC	10,945	10,945
Columbia NY Memorial Hosp. VRDO	0.290%	9/8/10 LOC	6,000	6,000
Columbia NY Memorial Hosp. VRDO	0.290%	9/8/10 LOC	5,250	5,250
Erie County NY Fiscal Stability Auth. BAN	1.250%	7/29/11	20,000	20,158
Geneva NY IDA Civic Fac. Rev. (Seneca)
VRDO	0.270%	9/8/10 LOC	30,150	30,150
Half Hollow Hills NY Central School Dist.
Huntington & Babylon TAN	2.000%	6/30/11	39,000	39,551
Hauppauge NY UFSD	2.000%	6/28/11	25,000	25,342
Islip NY BAN	2.000%	12/16/10	5,520	5,546
Liberty NY Dev. Corp. Rev. (Greenwich LLC)
VRDO	0.270%	9/8/10 LOC	11,925	11,925
Long Island NY Power Auth. Electric System
Rev. CP	0.250%	9/7/10 LOC	24,000	24,000
Massapequa NY UFSD BAN	2.000%	10/8/10	5,064	5,071
Metro. New York Transp. Auth. Rev.	2.000%	12/31/10	25,000	25,133
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	10/1/10 (Prere.)	4,675	4,693
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.310%	9/8/10 (4)	7,510	7,510
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.310%	9/8/10 (13)	7,840	7,840
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.260%	9/8/10 LOC	13,520	13,520
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.260%	9/8/10 LOC	8,950	8,950
Metro. New York Transp. Auth. Rev. (Dedicated
Tax Fund) VRDO	0.260%	9/8/10 LOC	40,560	40,560
1 Metro. New York Transp. Auth. Rev. (Service
Contract) TOB VRDO	0.330%	9/8/10 (4)	4,495	4,495
Metro. New York Transp. Auth. Rev. (Transit
Rev.) VRDO	0.230%	9/1/10 LOC	40,000	40,000
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.310%	9/8/10 (13)	19,005	19,005
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.400%	9/8/10 (4)	3,620	3,620
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.400%	9/8/10 (4)	6,510	6,510
Metro. New York Transp. Auth. Rev. VRDO	0.220%	9/1/10 LOC	2,900	2,900
Metro. New York Transp. Auth. Rev. VRDO	0.270%	9/8/10 LOC	15,350	15,350
Monroe County NY IDA (Cherry Ridge) VRDO	0.240%	9/8/10 LOC	7,060	7,060
Monroe County NY IDA (Cherry Ridge) VRDO	0.240%	9/8/10 LOC	3,000	3,000
Monroe County NY IDA (Monroe Community
College) VRDO	0.270%	9/8/10 LOC	3,800	3,800

Monroe County NY IDA (Nazareth College)
VRDO	0.310%	9/8/10 LOC	6,385	6,385
Nassau County NY Interim Finance Auth. VRDO	0.250%	9/8/10	16,250	16,250
Nassau County NY Interim Finance Auth. VRDO	0.260%	9/8/10	46,100	46,100
Nassau County NY Interim Finance Auth. VRDO	0.260%	9/8/10	41,100	41,100
Nassau County NY Interim Finance Auth. VRDO	0.290%	9/8/10	5,000	5,000
Nassau County NY Interim Finance Auth. VRDO	0.300%	9/8/10	20,000	20,000
Nassau Health Care Corp. NY Rev.	0.350%	10/7/10 LOC	10,500	10,500
Nassau NY Health Care Corp. VRDO	0.250%	9/8/10 LOC	9,580	9,580
New York City NY Capital Resources (Enhanced
Assistance PG) VRDO	0.500%	9/8/10 LOC	4,320	4,320
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.240%	9/8/10	12,865	12,865
New York City NY Cultural Resources Rev.
(Asia Society) VRDO	0.230%	9/8/10 LOC	8,430	8,430
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.250%	9/8/10 LOC	13,000	13,000
New York City NY Cultural Resources Rev.
(Manhattan School of Music) VRDO	0.240%	9/8/10 LOC	3,300	3,300
New York City NY Cultural Resources Rev.
(Metropolitan Museum) VRDO	0.230%	9/8/10	40,100	40,100
New York City NY Cultural Resources Rev.
(Pierpont Morgan Library) VRDO	0.240%	9/8/10 LOC	13,480	13,480
New York City NY Cultural Resources Rev. (The
Metropolitan Museum of Art) VRDO	0.230%	9/8/10	57,460	57,460
New York City NY GO	5.250%	3/15/11 (Prere.)	5,000	5,182
New York City NY GO	2.000%	8/1/11	9,325	9,469
New York City NY GO	3.000%	8/1/11	17,800	18,237
1 New York City NY GO TOB VRDO	0.270%	9/1/10 LOC	6,195	6,195
New York City NY GO VRDO	0.240%	9/1/10 LOC	2,850	2,850
New York City NY GO VRDO	0.260%	9/1/10 LOC	5,075	5,075
New York City NY GO VRDO	0.260%	9/1/10 LOC	3,800	3,800
New York City NY GO VRDO	0.270%	9/1/10 (4)	5,965	5,965
New York City NY GO VRDO	0.270%	9/1/10 (4)	13,020	13,020
New York City NY GO VRDO	0.260%	9/8/10 LOC	12,000	12,000
New York City NY GO VRDO	0.260%	9/8/10 LOC	30,000	30,000
New York City NY GO VRDO	0.270%	9/8/10 LOC	24,975	24,975
New York City NY GO VRDO	0.270%	9/8/10 LOC	14,725	14,725
New York City NY GO VRDO	0.280%	9/8/10 LOC	23,000	23,000
New York City NY GO VRDO	0.300%	9/8/10 LOC	1,000	1,000
New York City NY Health & Hosp. Corp. Rev.
(Health System) VRDO	0.280%	9/8/10 LOC	14,200	14,200
New York City NY Housing Dev. Corp. Multi-
Family Rev. (First Avenue) VRDO	0.290%	9/8/10 LOC	10,000	10,000
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.330%	9/15/10	15,135	15,135
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.350%	12/1/10	10,145	10,145
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.370%	12/31/10	9,000	9,000
New York City NY Housing Dev. Corp. Multi-
Family Rev. PUT	0.530%	5/13/11	22,720	22,720
1 New York City NY Housing Dev. Corp. Multi-
Family Rev. TOB VRDO	0.330%	9/8/10	20,000	20,000
New York City NY Housing Dev. Corp. Multi-
Family Rev. VRDO	0.290%	9/8/10 LOC	45,800	45,800
1 New York City NY Housing Dev. Corp. Rev.
(Multi-Family Housing) TOB VRDO	0.550%	9/8/10	21,840	21,840

New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Atlantic Court)
VRDO	0.290%	9/8/10 LOC	53,100	53,100
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Ocean Gate)
VRDO	0.300%	9/8/10 LOC	32,530	32,530
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - One Columbus
Place) VRDO	0.290%	9/8/10 LOC	32,000	32,000
New York City NY Housing Dev. Corp. Rev.
VRDO	0.270%	9/8/10 LOC	19,365	19,365
New York City NY IDA (Civic Fac. Rev.)	6.125%	11/1/10 (Prere.)	10,690	10,899
New York City NY IDA (Lycee Francais De NY
Project) VRDO	0.250%	9/8/10 LOC	13,350	13,350
New York City NY IDA (Mercy College Project)
VRDO	0.260%	9/8/10 LOC	12,365	12,365
New York City NY IDA (NY Congregational
Nursing Center Project) VRDO	0.290%	9/8/10 LOC	4,400	4,400
New York City NY IDA (United Jewish Appeal)
VRDO	0.270%	9/8/10	17,800	17,800
New York City NY IDA - Jewish Board of Family
Services VRDO	0.250%	9/8/10 LOC	14,340	14,340
New York City NY IDA Civic Fac. Rev. (Grace
Church School) VRDO	0.260%	9/8/10 LOC	4,910	4,910
New York City NY IDA Rev. (Civil Liberties
Union) VRDO	0.240%	9/1/10 LOC	8,565	8,565
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.290%	9/8/10 LOC	14,800	14,800
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.290%	9/8/10 LOC	13,000	13,000
New York City NY Muni. Water Finance Auth.
CP	0.320%	10/28/10	20,000	20,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.260%	9/1/10	6,400	6,400
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	9/8/10	11,000	11,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/10	4,450	4,450
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/10	10,000	10,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.200%	9/1/10	12,325	12,325
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.240%	9/1/10	48,120	48,120
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.260%	9/1/10	23,695	23,695
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.250%	9/8/10	15,000	15,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.260%	9/8/10	15,400	15,400
1 New York City NY Sales Tax Asset Receivable
Corp. TOB VRDO	0.330%	9/8/10	19,610	19,610
1 New York City NY Sales Tax Asset Receivable
Corp. TOB VRDO	0.330%	9/8/10	12,845	12,845
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/11	4,750	4,832
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/11 (Prere.)	8,385	8,642

New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/11 (Prere.)	7,310	7,533
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/11 (Prere.)	13,985	14,415
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/1/11 (Prere.)	8,415	8,674
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/1/11 (Prere.)	9,500	9,795
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/1/11 (Prere.)	2,955	3,047
1 New York City NY Transitional Finance Auth.
Rev. TOB VRDO	0.300%	9/8/10	5,295	5,295
New York City NY Transitional Finance Auth.
Rev. VRDO	0.200%	9/1/10	6,825	6,825
New York City NY Transitional Finance Auth.
Rev. VRDO	0.260%	9/8/10	3,655	3,655
New York City NY Transitional Finance Auth.
Rev. VRDO	0.260%	9/8/10	50,660	50,660
New York City NY Transitional Finance Auth.
Rev. VRDO	0.270%	9/8/10	15,000	15,000
New York City NY Transitional Finance Auth.
Rev. VRDO	0.270%	9/8/10	55,525	55,525
New York City NY Trust for Cultural Res.
(School of American Ballet) VRDO	0.310%	9/8/10 LOC	7,080	7,080
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	50,000	50,000
New York State Dormitory Auth. New York
Public Library Rev. VRDO	0.270%	9/8/10 LOC	7,020	7,020
New York State Dormitory Auth. New York
Public Library Rev. VRDO	0.270%	9/8/10 LOC	15,115	15,115
New York State Dormitory Auth. Rev.
(Blythedale Childrens Hosp.) VRDO	0.290%	9/8/10 LOC	9,000	9,000
New York State Dormitory Auth. Rev. (Catholic
Health) VRDO	0.290%	9/8/10 LOC	7,270	7,270
New York State Dormitory Auth. Rev. (Catholic
Health) VRDO	0.290%	9/8/10 LOC	24,105	24,105
New York State Dormitory Auth. Rev. (City
Univ.)	5.500%	7/1/11 (14)(Prere.)	4,090	4,265
1 New York State Dormitory Auth. Rev. (City
Univ.) TOB VRDO	0.290%	9/8/10 (4)	10,905	10,905
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.250%	7/1/11	4,160	4,329
New York State Dormitory Auth. Rev. (Columbia
Univ.) CP	0.270%	9/13/10	1,095	1,095
New York State Dormitory Auth. Rev. (Columbia
Univ.) CP	0.270%	9/13/10	12,800	12,800
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.230%	9/8/10	6,000	6,000
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.230%	9/8/10	19,055	19,055
1 New York State Dormitory Auth. Rev. (Mental
Health Services) TOB VRDO	0.360%	9/8/10 (4)LOC	15,785	15,785
New York State Dormitory Auth. Rev. (Mental
Health Services) VRDO	0.260%	9/8/10 LOC	71,500	71,500
1 New York State Dormitory Auth. Rev. (Personal
Income Tax) TOB VRDO	0.290%	9/8/10	17,555	17,555
New York State Dormitory Auth. Rev. (Wagner
College) VRDO	0.250%	9/8/10 LOC	4,635	4,635

New York State Dormitory Auth. Rev. Non State
Supported Debt (Catholic Health System)
VRDO	0.290%	9/8/10 LOC	2,470	2,470
New York State Dormitory Auth. Rev. Non State
Supported Debt (Columbia Univ.) VRDO	0.200%	9/8/10	60,150	60,150
New York State Dormitory Auth. Rev. Non State
Supported Debt (Highland Community Dev.
Corp.) VRDO	0.270%	9/8/10 LOC	9,170	9,170
New York State Dormitory Auth. Rev. Non State
Supported Debt (LeMoyne College) VRDO	0.270%	9/8/10 LOC	4,800	4,800
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Law School)
VRDO	0.260%	9/8/10 LOC	8,600	8,600
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	0.230%	9/8/10	21,215	21,215
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefeller Univ.) VRDO	0.220%	9/8/10	20,000	20,000
New York State Dormitory Auth. Rev. State
Supported Debt VRDO	0.240%	9/8/10 LOC	9,000	9,000
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.300%	9/8/10	5,000	5,000
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.300%	9/8/10	6,655	6,655
1 New York State Dormitory Auth. Rev. TOB
VRDO	0.300%	9/8/10	7,565	7,565
New York State Energy Research & Dev. Auth.
Electric Fac. Rev. (Long Island Lighting Co.)
VRDO	0.300%	9/8/10 LOC	14,980	14,980
New York State Environmental Fac. Corp. PCR	5.750%	6/15/11 (4)(ETM)	5,950	6,203
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)
TOB VRDO	0.300%	9/8/10	3,645	3,645
1 New York State Environmental Fac. Corp. Rev.
(Personal Income Tax) TOB VRDO	0.300%	9/8/10	3,185	3,185
New York State Housing Finance Agency Rev.
(100 Maiden Lane) VRDO	0.280%	9/8/10	11,600	11,600
New York State Housing Finance Agency Rev.
(80 DeKalb Ave. Housing) VRDO	0.280%	9/8/10 LOC	15,270	15,270
New York State Housing Finance Agency Rev.
(Bowery Place) VRDO	0.270%	9/8/10 LOC	25,200	25,200
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	0.310%	9/8/10 LOC	66,170	66,170
New York State Housing Finance Agency Rev.
(Clinton Green North) VRDO	0.280%	9/8/10 LOC	10,000	10,000
New York State Housing Finance Agency Rev.
(Clinton Green South Housing) VRDO	0.280%	9/8/10 LOC	30,600	30,600
New York State Housing Finance Agency Rev.
(Saville Housing) VRDO	0.290%	9/8/10 LOC	45,000	45,000
New York State Housing Finance Agency Rev.
(West 23rd Street) VRDO	0.280%	9/8/10 LOC	10,400	10,400
New York State Housing Finance Agency Rev.
(West 37th Street Housing) VRDO	0.300%	9/8/10 LOC	4,200	4,200
New York State Housing Finance Agency Rev.
(West 38th Street) VRDO	0.280%	9/8/10 LOC	15,000	15,000
New York State Housing Finance Agency Rev.
VRDO	0.260%	9/8/10 LOC	25,000	25,000
New York State Housing Finance Agency Rev.
VRDO	0.280%	9/8/10 LOC	27,000	27,000

New York State Housing Finance Agency Rev.
VRDO	0.280%	9/8/10 LOC	40,200	40,200
New York State Housing Finance Agency
Service Contract Rev. VRDO	0.290%	9/8/10 LOC	9,000	9,000
New York State Local Govt. Assistance Corp.
VRDO	0.240%	9/8/10	25,885	25,885
1 New York State Mortgage Agency Rev.
(Homeowner Mortgage) TOB VRDO	0.360%	9/8/10	11,115	11,115
1 New York State Mortgage Agency Rev. TOB
VRDO	0.360%	9/8/10	8,825	8,825
1 New York State Mortgage Agency Rev. TOB
VRDO	0.360%	9/8/10	12,090	12,090
1 New York State Mortgage Agency Rev. TOB
VRDO	0.360%	9/8/10	10,915	10,915
New York State Power Auth. Rev. PUT	0.260%	9/1/10	35,000	35,000
New York State Power Auth. Rev. PUT	0.260%	9/1/10	24,650	24,650
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/11 (Prere.)	2,000	2,079
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/11 (Prere.)	3,000	3,119
New York State Urban Dev. Corp. Rev. VRDO	0.240%	9/8/10 LOC	82,100	82,100
New York State Urban Dev. Corp. Rev. VRDO	0.240%	9/8/10 LOC	21,300	21,300
North Hempstead NY BAN	1.000%	10/7/10	9,475	9,481
Northport-East Northport NY UFSD TAN	1.600%	6/24/11	39,000	39,397
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.490%	9/8/10 LOC	34,500	34,500
1 Nuveen New York Select Quality Municipal Fund
VRDP VRDO	0.550%	9/8/10 LOC	31,000	31,000
Onondaga County NY IDA Civic Fac. Rev.
(Crouse Health Hosp.) VRDO	0.290%	9/8/10 LOC	6,715	6,715
Onondaga County NY IDA Civic Fac. Rev.
(Crouse Health Hosp.) VRDO	0.290%	9/8/10 LOC	8,605	8,605
Onondaga County NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	0.270%	9/8/10 LOC	8,590	8,590
Onondaga County NY Trust Cultural Resource
Rev. (Syracuse Univ.) VRDO	0.270%	9/8/10 LOC	17,000	17,000
Oyster Bay NY BAN	1.750%	9/17/10	50,000	50,029
Oyster Bay NY BAN	1.500%	3/11/11	40,000	40,248
Port Washington NY UFSD TAN	2.000%	6/23/11	20,000	20,276
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.290%	9/8/10 LOC	6,790	6,790
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.290%	9/8/10 LOC	5,000	5,000
South Orangetown Central School Dist. NY TAN	2.000%	6/30/11	5,000	5,057
Southampton NY UFSD TAN	2.000%	6/23/11	9,500	9,629
Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (St. Anthonys High School) VRDO	0.260%	9/8/10 LOC	11,800	11,800
Suffolk County NY Water Auth. Rev. VRDO	0.250%	9/8/10	41,700	41,700
Syosset NY Central School Dist. GO	1.500%	6/24/11	18,000	18,176
Syracuse NY IDA Civic Fac. Rev. (Syracuse
Univ. Project) VRDO	0.250%	9/1/10 LOC	13,450	13,450
Syracuse NY IDA Civic Fac. Rev. (Syracuse
Univ. Project) VRDO	0.250%	9/1/10 LOC	4,075	4,075
Syracuse NY IDA Civic Fac. Rev. (Syracuse
Univ. Project) VRDO	0.270%	9/8/10 LOC	17,150	17,150
Syracuse NY IDA Civic Fac. Rev. (Syracuse
Univ. Project) VRDO	0.270%	9/8/10 LOC	5,400	5,400
Tompkins County NY BAN	2.000%	12/17/10	20,440	20,539

Tompkins County NY IDA Civic Fac. (Cornell
Univ.) VRDO	0.270%	9/8/10	9,190	9,190
Tompkins County NY IDA Civic Fac. (Ithaca
College) VRDO	0.280%	9/8/10 LOC	15,000	15,000
Tompkins County NY IDA Civic Fac. (Ithaca
College) VRDO	0.280%	9/8/10 LOC	28,195	28,195
1 Triborough Bridge & Tunnel Auth. New York
Rev. TOB VRDO	0.300%	9/8/10	2,660	2,660
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.240%	9/8/10 LOC	36,880	36,880
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.280%	9/8/10 (4)	58,495	58,495
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.280%	9/8/10 (4)	2,585	2,585
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	0.290%	9/8/10	25,075	25,075
				3,377,544
Puerto Rico (1.6%)
Puerto Rico Sales Tax Financing Corp. Rev.
PUT	5.000%	8/1/11 (Prere.)	5,000	5,210
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.280%	9/8/10	14,145	14,145
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.300%	9/8/10	33,400	33,400
				52,755
Total Tax-Exempt Municipal Bonds (Cost $3,430,299)				3,430,299
Other Assets and Liabilities-Net (-1.8%)				(60,296)
Net Assets (100%)				3,370,003

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $395,560,000, representing 11.7% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.

New York Tax-Exempt Money Market Fund

USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
New York (96.9%)
Albany County NY GO	5.000%	10/1/12 (14)	2,420	2,507
Albany NY IDA Fac. Rev. (St. Peter's Hosp.
Project)	5.250%	11/15/27	5,000	5,078
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	3,415	3,756
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	3,455	3,800
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	4,395	4,834
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.500%	5/1/32 (12)	2,550	2,789
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.500%	5/1/32 (12)	1,500	1,640
Amherst NY Dev. Corp. Student Housing Fac.
Rev.	5.000%	10/1/40 (4)	2,500	2,631
Amherst NY Dev. Corp. Student Housing Fac.
Rev.	5.000%	10/1/45	3,800	3,977
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	6.000%	7/15/30	9,000	9,440
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn
Arena)	6.375%	7/15/43	9,000	9,625
Broome County NY Public Safety Fac. Project
COP	5.250%	4/1/15 (14)(ETM)	2,225	2,234
Broome County NY Public Safety Fac. Project
COP	5.250%	4/1/15 (14)	335	336
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,902
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	2,995
Erie County NY Asset Securitization Corp.
Tobacco Settlement Rev.	5.000%	6/1/45	1,000	750
Erie County NY IDA School Fac. Rev. (Buffalo
City School Dist.) GO	5.000%	5/1/19	4,500	5,382
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,941
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,577
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,991
Hempstead NY GO	4.000%	8/15/11	3,000	3,109
Hempstead NY GO	2.500%	2/1/12	1,015	1,046
Hempstead NY GO	4.000%	1/15/13	1,500	1,627
Hempstead NY GO	3.000%	4/15/13	5,070	5,408
Hempstead NY GO	4.000%	8/15/13	1,000	1,105
Hempstead NY GO	5.000%	1/15/14	1,740	1,994
Hempstead NY GO	3.000%	4/15/14	5,155	5,587
Hempstead NY GO	5.000%	1/15/15	1,000	1,172
Hempstead NY IDA Civic Fac. Rev. (Hofstra
Univ.)	5.250%	7/1/17	2,360	2,575
Hempstead NY IDA Civic Fac. Rev. (Hofstra
Univ.)	5.250%	7/1/19	3,200	3,492
Hudson Yards Infrastructure Corp. New York
Rev.	4.500%	2/15/47 (14)	10,000	9,572
Hudson Yards Infrastructure Corp. New York
Rev.	5.000%	2/15/47 (3)	25,000	25,025
Hudson Yards Infrastructure Corp. New York
Rev.	5.000%	2/15/47	21,100	21,121
Liberty NY Dev. Corp. Rev. (Goldman Sachs
Headquarters)	5.250%	10/1/35	18,800	19,777

Long Island NY Power Auth. Electric System
Rev.	5.000%	12/1/18 (14)	25,000	28,908
Long Island NY Power Auth. Electric System
Rev.	5.250%	4/1/19	15,000	17,872
Long Island NY Power Auth. Electric System
Rev.	0.000%	6/1/24 (4)	19,830	12,450
Long Island NY Power Auth. Electric System
Rev.	0.000%	6/1/27 (4)	15,905	8,453
Long Island NY Power Auth. Electric System
Rev.	5.125%	9/1/29	10,000	10,226
Metro. New York Transp. Auth. Rev.	5.750%	7/1/18	7,490	9,248
Metro. New York Transp. Auth. Rev.	4.750%	11/15/23 (14)	8,600	9,177
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	4,500	4,940
Metro. New York Transp. Auth. Rev.	6.250%	11/15/23	5,000	6,085
Metro. New York Transp. Auth. Rev.	5.000%	11/15/27 (14)	10,000	10,730
Metro. New York Transp. Auth. Rev.	6.500%	11/15/28	5,000	5,994
Metro. New York Transp. Auth. Rev.	5.000%	11/15/30	5,000	5,230
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	4,450	4,720
Metro. New York Transp. Auth. Rev.	5.000%	11/15/33	7,000	7,327
Metro. New York Transp. Auth. Rev.	5.000%	11/15/37	14,250	14,799
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,613
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/28	5,000	5,726
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/29	4,000	4,500
Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax)	5.250%	11/15/30	4,000	4,447
1 Metro. New York Transp. Auth. Rev. (Dedicated
Petroleum Tax) TOB VRDO	0.310%	9/8/10 (4)	6,900	6,900
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.750%	1/1/17	10,000	12,094
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.125%	1/1/29	23,000	24,272
Metro. New York Transp. Auth. Rev. (Service
Contract)	5.000%	7/1/30 (2)	1,760	1,852
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/16 (14)	4,000	4,348
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/17 (2)	35,000	38,045
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/17 (14)	5,000	5,435
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/19 (14)	5,500	5,960
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.500%	11/15/20 (14)	7,000	7,585
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.000%	11/15/22	5,000	5,530
Metro. New York Transp. Auth. Rev. (Transit
Rev.)	5.250%	11/15/22 (14)	8,310	8,924
Metro. New York Transp. Auth. Rev. (Transit
Rev.) PUT	5.000%	11/15/14	40,550	45,686
Nassau County NY GO	5.000%	10/1/20	9,025	10,966
Nassau County NY Tobacco Settlement Corp.	5.250%	6/1/26	1,500	1,427
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	9,000	7,572
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	8,105	6,407
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.000%	7/1/44 (14)	5,000	5,161

New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/34	4,000	4,367
New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/39	4,000	4,349
New York City NY Cultural Resources Rev.
(Julliard School) PUT	2.100%	7/1/15	14,500	14,796
New York City NY Cultural Resources Rev.
(Trust for Cultural Resources) PUT	2.750%	7/1/12	4,000	4,124
New York City NY GO	5.000%	8/1/13	2,370	2,658
New York City NY GO	5.125%	8/1/13 (4)	40	41
New York City NY GO	5.750%	8/1/13	7,500	8,201
New York City NY GO	5.000%	8/15/13	1,000	1,123
New York City NY GO	5.000%	1/1/14	3,360	3,813
New York City NY GO	5.000%	2/1/14	3,500	3,982
New York City NY GO	5.000%	8/1/14	2,500	2,887
New York City NY GO	5.000%	8/1/14	2,800	3,233
New York City NY GO	5.000%	8/1/14	2,330	2,691
New York City NY GO	5.000%	8/1/14	2,505	2,893
New York City NY GO	5.200%	8/1/14 (4)	4,965	5,032
New York City NY GO	5.250%	8/1/14	1,390	1,618
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,562
New York City NY GO	5.000%	8/1/16	4,160	4,893
New York City NY GO	5.000%	8/1/16	16,925	19,909
New York City NY GO	5.000%	8/1/16	7,050	8,293
New York City NY GO	5.000%	8/1/16	5,000	5,881
New York City NY GO	5.000%	2/1/17	8,835	10,435
New York City NY GO	5.000%	3/1/17	10,000	11,827
New York City NY GO	5.000%	8/1/17	3,000	3,570
New York City NY GO	5.000%	8/1/17	7,500	8,925
New York City NY GO	5.000%	9/1/17	3,955	4,547
New York City NY GO	5.000%	8/1/18	7,500	9,019
New York City NY GO	5.000%	8/1/19	5,000	6,043
New York City NY GO	5.000%	8/1/20	3,380	4,097
New York City NY GO	5.000%	8/1/20	7,500	8,949
New York City NY GO	5.000%	8/1/20	4,755	5,673
New York City NY GO	5.500%	8/1/20	2,500	2,781
New York City NY GO	5.000%	8/1/21	1,000	1,131
New York City NY GO	5.000%	8/1/21	2,000	2,363
New York City NY GO	5.250%	9/1/21	8,000	9,472
New York City NY GO	5.000%	8/1/22	10,000	11,274
New York City NY GO	5.000%	8/1/22	4,250	4,973
New York City NY GO	5.250%	8/15/22	10,000	11,721
New York City NY GO	5.250%	9/1/22	17,000	19,940
New York City NY GO	5.000%	10/1/22	2,985	3,439
New York City NY GO	5.000%	8/1/24	10,000	11,381
New York City NY GO	5.250%	8/15/24	15,000	17,407
New York City NY GO	5.000%	1/1/25	10,000	11,200
New York City NY GO	5.000%	8/1/25	8,000	8,835
New York City NY GO	5.000%	10/1/25	10,000	11,329
New York City NY GO	5.000%	1/1/26	6,360	7,034
New York City NY GO	5.000%	4/1/26	15,800	17,544
New York City NY GO	5.000%	8/1/26	6,280	7,078
New York City NY GO	5.000%	8/15/26	14,500	16,169
New York City NY GO	5.250%	8/15/26	5,100	5,787
New York City NY GO	5.000%	5/15/28	4,500	5,006
New York City NY GO	5.000%	8/1/28	7,000	7,804
New York City NY GO	6.250%	10/15/28	1,035	1,261
New York City NY GO	5.625%	4/1/29	3,000	3,445

New York City NY GO	5.450%	4/1/31	8,500	9,617
New York City NY GO	5.000%	5/15/31	5,000	5,445
New York City NY GO	5.375%	4/1/36	4,000	4,424
New York City NY GO	5.000%	5/15/36	4,250	4,560
1 New York City NY GO TOB VRDO	0.270%	9/1/10 LOC	6,890	6,890
1 New York City NY GO TOB VRDO	0.300%	9/8/10	5,970	5,970
New York City NY GO VRDO	0.240%	9/1/10 LOC	3,500	3,500
New York City NY GO VRDO	0.250%	9/1/10 LOC	11,600	11,600
New York City NY GO VRDO	0.250%	9/1/10	4,800	4,800
New York City NY GO VRDO	0.260%	9/1/10 LOC	2,700	2,700
New York City NY GO VRDO	0.270%	9/1/10 (4)	8,100	8,100
New York City NY GO VRDO	0.270%	9/1/10 (4)	3,430	3,430
New York City NY GO VRDO	0.270%	9/1/10 (4)	4,900	4,900
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	10	11
New York City NY Housing Dev. Corp. Multi-
Family Rev.	4.750%	11/1/29	5,220	5,362
New York City NY Housing Dev. Corp. Multi-
Family Rev.	4.750%	11/1/29	2,520	2,592
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.550%	11/1/39	3,500	3,682
New York City NY Housing Dev. Corp. Multi-
Family Rev.	5.700%	11/1/46	7,155	7,551
New York City NY IDA (Queens Baseball
Stadium)	6.125%	1/1/29 (12)	1,750	2,010
New York City NY IDA (Queens Baseball
Stadium)	5.000%	1/1/31 (2)	20,640	20,226
New York City NY IDA (Queens Baseball
Stadium)	5.000%	1/1/39 (2)	2,875	2,697
New York City NY IDA (Queens Baseball
Stadium)	6.375%	1/1/39 (12)	4,000	4,525
New York City NY IDA (Yankee Stadium)	0.000%	3/1/34 (12)	10,285	3,057
New York City NY IDA (Yankee Stadium)	0.000%	3/1/35 (12)	4,305	1,207
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (14)	14,800	14,991
New York City NY IDA (Yankee Stadium)	7.000%	3/1/49 (12)	8,000	9,466
New York City NY IDA Special Fac. Rev.	5.000%	5/1/29	2,020	2,139
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/17	10,000	8,537
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	24,515	26,557
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	4,250	3,485
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/21	4,490	3,236
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29	9,500	10,277
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31	11,000	11,676
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/32	6,000	6,469
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/32	15,000	16,694
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/33	15,000	15,623
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.125%	6/15/33 (14)	6,995	7,266
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	1,000	1,063

New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	4,480	4,778
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/36	20,055	21,289
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/37	4,180	4,424
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/38	1,000	1,035
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/38	37,505	39,851
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,238
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/40	5,000	5,356
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	13,355	14,716
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	7,500	8,264
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.500%	6/15/40	18,500	21,052
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/40	10,075	11,601
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.260%	9/1/10	4,500	4,500
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.260%	9/1/10	3,885	3,885
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.300%	9/8/10	5,840	5,840
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.250%	9/1/10	23,000	23,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.260%	9/1/10	11,100	11,100
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/23 (14)	6,100	6,854
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/24 (14)	12,000	13,450
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/25 (14)	20,225	22,551
New York City NY Sales Tax Asset Receivable
Corp.	5.000%	10/15/26 (14)	2,540	2,802
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.250%	1/15/25	9,500	10,838
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.000%	7/15/26 (14)	6,150	6,706
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/1/11 (Prere.)	1,470	1,517
New York City NY Transitional Finance Auth.
Rev.	5.500%	11/1/11	4,000	4,217
New York City NY Transitional Finance Auth.
Rev.	5.375%	2/15/12 (Prere.)	9,395	10,083
New York City NY Transitional Finance Auth.
Rev.	5.500%	2/15/12 (Prere.)	2,735	2,942
New York City NY Transitional Finance Auth.
Rev.	5.250%	8/1/12 (2)(Prere.)	3,750	4,103
New York City NY Transitional Finance Auth.
Rev.	5.000%	8/1/13 (Prere.)	5	6
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/17	3,000	3,492

New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/24 (14)	6,740	7,414
New York City NY Transitional Finance Auth.
Rev.	5.000%	7/15/25 (14)	5,200	5,698
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/26	5,000	5,681
New York City NY Transitional Finance Auth.
Rev.	5.000%	8/1/26	3,360	3,649
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/28	3,500	3,775
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/30	500	537
New York City NY Transitional Finance Auth.
Rev.	5.000%	11/1/30	23,500	25,521
New York City NY Transitional Finance Auth.
Rev.	5.000%	1/15/32	500	536
New York City NY Transitional Finance Auth.
Rev.	5.000%	8/1/32	2,005	2,121
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/33	7,000	7,529
New York City NY Transitional Finance Auth.
Rev.	5.125%	1/15/34	10,000	10,712
New York City NY Transitional Finance Auth.
Rev.	4.750%	1/15/38	20,000	20,626
New York City NY Transitional Finance Auth.
Rev.	5.250%	1/15/39	6,875	7,491
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.250%	2/1/13 (14)(Prere.)	570	636
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.250%	2/1/19 (14)	3,930	4,316
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/20	1,710	2,078
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/21	5,000	6,022
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/22	5,000	5,983
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/23	5,000	5,922
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/24	7,710	8,928
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/29	5,000	5,584
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	5/1/30	5,000	5,540
New York Convention Center Dev. Corp. Rev.
(Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,164
New York Liberty Dev. Corp. Rev.	5.125%	1/15/44	7,000	7,148
New York Liberty Dev. Corp. Rev.	5.625%	7/15/47	3,000	3,115
New York Liberty Dev. Corp. Rev.	6.375%	7/15/49	10,000	10,717
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	20,000	20,005
New York NYC Housing Dev. Corp. (Multi
Family)	5.000%	11/1/42	2,600	2,654
New York State Dormitory Auth. Rev.	4.000%	2/15/11	2,190	2,226
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (14)	2,420	2,661
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (14)	2,555	2,784
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (14)	1,680	1,819
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (14)	2,825	3,040
New York State Dormitory Auth. Rev.	5.000%	2/15/23 (4)	5,980	6,715

New York State Dormitory Auth. Rev.	5.250%	2/15/23 (14)	1,120	1,199
New York State Dormitory Auth. Rev.	5.000%	2/15/25 (4)	2,735	3,028
New York State Dormitory Auth. Rev.	5.000%	2/15/26 (4)	2,995	3,289
New York State Dormitory Auth. Rev.	5.000%	2/15/28 (4)	500	551
New York State Dormitory Auth. Rev.	5.000%	3/15/30	5,000	5,340
New York State Dormitory Auth. Rev. (Albany
Medical Center)	5.000%	8/15/18 (4)	15,530	17,066
New York State Dormitory Auth. Rev. (Catholic
Health)	5.500%	7/1/22 (14)	10,000	10,060
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/11 (3)	1,740	1,800
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/15 (14)	25,145	25,246
New York State Dormitory Auth. Rev. (City
Univ.)	5.750%	7/1/16 (14)	7,255	7,283
New York State Dormitory Auth. Rev. (City
Univ.)	5.500%	7/1/20 (14)	14,525	17,721
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/19	4,900	5,661
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/19	5,100	5,659
New York State Dormitory Auth. Rev. (Columbia
Univ.)	5.125%	7/1/21	6,990	7,950
New York State Dormitory Auth. Rev. (Cornell
Univ.)	5.000%	7/1/31	6,905	7,636
New York State Dormitory Auth. Rev. (Cornell
Univ.)	5.000%	7/1/35	1,500	1,602
New York State Dormitory Auth. Rev. (Cornell
Univ.) VRDO	0.250%	9/8/10	17,000	17,000
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/20	3,965	4,256
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/21	4,035	4,308
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/22	4,285	4,551
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/26	5,495	5,690
New York State Dormitory Auth. Rev. (Long
Island Jewish)	5.000%	11/1/26	1,800	1,875
New York State Dormitory Auth. Rev. (Mental
Health Services)	5.000%	2/15/25 (14)	6,575	7,392
New York State Dormitory Auth. Rev. (New York
Univ. Hosp.)	5.000%	7/1/20	3,000	3,166
New York State Dormitory Auth. Rev. (New York
Univ.)	6.000%	7/1/19 (14)	1,500	1,908
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/18	11,950	14,001
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/22	10,070	11,374
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/23 (4)	4,200	4,721
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/26 (2)	7,500	8,189
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/28	2,225	2,499
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/31	21,515	23,158

New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	12/15/35	10,000	10,608
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.750%	3/15/36	10,000	11,592
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.000%	3/15/38	7,000	7,533
New York State Dormitory Auth. Rev. (Personal
Income Tax)	5.250%	3/15/38	10,000	11,049
1 New York State Dormitory Auth. Rev. (Personal
Income Tax) TOB VRDO	0.300%	9/8/10	11,950	11,950
New York State Dormitory Auth. Rev. (Sloan-
Kettering Cancer Center)	5.000%	7/1/30	34,000	36,078
New York State Dormitory Auth. Rev. (St.
Joseph's Hosp.)	5.250%	7/1/18 (14)	6,700	6,706
New York State Dormitory Auth. Rev. (State
Univ. Dormitory Fac.)	5.000%	7/1/32	10,000	10,537
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/12 (14)	16,160	16,393
New York State Dormitory Auth. Rev. (State
Univ.)	5.250%	5/15/13	5,000	5,407
New York State Dormitory Auth. Rev. (State
Univ.)	6.000%	5/15/13 (14)	17,285	17,530
New York State Dormitory Auth. Rev. (State
Univ.)	5.750%	5/15/17 (4)	3,750	4,625
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/31 (14)	8,765	9,142
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/36 (14)	6,190	6,382
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	13,000	13,580
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,049
New York State Dormitory Auth. Rev. (Vassar
Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,024
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/19 (2)	2,425	2,734
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/21 (2)	1,750	1,889
New York State Dormitory Auth. Rev. (Yeshiva
Univ.)	5.250%	7/1/22 (2)	3,425	3,676
New York State Dormitory Auth. Rev. Non State
Supported Debt (Columbia Univ.)	5.000%	7/1/13	3,475	3,923
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.) VRDO	0.270%	9/8/10 LOC	10,000	10,000
New York State Dormitory Auth. Rev. Non State
Supported Debt (Fordham Univ.) VRDO	0.270%	9/8/10 LOC	10,000	10,000
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27 (4)	4,520	4,892
New York State Dormitory Auth. Rev. Non State
Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36 (4)	3,575	3,713
New York State Dormitory Auth. Rev. Non State
Supported Debt (Long Island Jewish
Obligated Group)	5.000%	5/1/32	6,500	6,640
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/22	7,000	7,678

New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/23	4,500	4,903
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/26	5,000	5,338
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/28	3,940	4,073
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/35 (14)	13,875	14,131
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	4.500%	7/1/37 (14)	7,920	7,579
New York State Dormitory Auth. Rev. Non State
Supported Debt (Muni. Fac. Health)	5.000%	1/15/13	8,440	9,212
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ. Hosp.)	5.000%	7/1/22	8,000	8,484
New York State Dormitory Auth. Rev. Non State
Supported Debt (New York Univ.)	5.000%	7/1/38	15,700	16,703
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/16 (12)	750	878
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/18 (12)	570	677
New York State Dormitory Auth. Rev. Non State
Supported Debt (Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,111
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. John's Univ.)	5.250%	7/1/32 (14)	20,000	21,198
New York State Dormitory Auth. Rev. Non State
Supported Debt (St. Lawrence Univ.)	5.000%	7/1/14	16,000	17,920
New York State Dormitory Auth. Rev. Non State
Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	8,775
New York State Dormitory Auth. Rev. Non State
Supported Debt (Vassar College)	5.000%	7/1/46	15,000	15,769
New York State Dormitory Auth. Rev. State
Supported Debt	5.500%	2/15/17	10,000	11,905
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/18	2,000	2,361
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	10/1/20 (12)	1,500	1,768
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	10/1/21 (12)	2,500	2,910
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.)	5.000%	7/1/25	4,670	5,136
New York State Dormitory Auth. Rev. State
Supported Debt (City Univ.) VRDO	0.250%	9/8/10 LOC	3,700	3,700
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	0.713%	4/1/34 (14)	10,000	9,690
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	7,500	7,585
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	7,500	7,585
New York State Energy Research & Dev. Auth.
PCR (Rochester Gas & Electric Corp.) PUT	5.000%	8/1/16 (14)	7,750	8,269
New York State Environmental Fac. Corp. PCR	5.750%	6/15/12 (4)(ETM)	2,870	3,151
New York State Environmental Fac. Corp. PCR	5.750%	6/15/12 (4)(ETM)	5,585	6,132

2 New York State Environmental Fac. Corp. Rev. (
United Water Fac.)	4.875%	9/1/40	4,000	4,005
3 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,320
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	11,335	12,159
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	4,950	5,652
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	5,199
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	4.750%	6/15/32	12,240	12,892
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	5,000	5,217
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	6,000	6,574
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	6,199
New York State Environmental Fac. Corp. Rev.
(Personal Income Tax)	5.250%	12/15/24	8,000	9,363
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (Waste Management
Inc. Project) PUT	2.500%	1/2/13	5,000	5,044
New York State GO	5.000%	2/15/39	9,500	10,176
New York State Housing Finance Agency Rev.
(100 Maiden Lane) VRDO	0.280%	9/8/10	15,260	15,260
New York State Housing Finance Agency Rev.
(Personal Income Tax)	5.000%	3/15/38	15,245	16,230
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	2,015	2,435
New York State Mortgage Agency Rev.	4.750%	11/1/24	11,890	12,634
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	20,710	22,935
New York State Thruway Auth. Rev.	5.000%	1/1/19 (14)	9,000	10,459
New York State Thruway Auth. Rev.	5.000%	1/1/26 (14)	4,695	5,131
New York State Thruway Auth. Rev.	5.000%	1/1/27 (14)	2,000	2,174
New York State Thruway Auth. Rev.	5.000%	1/1/28 (14)	2,500	2,699
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	34,779
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/16	5,050	5,888
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	28,373
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,211
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/25 (2)	9,500	10,329
New York State Thruway Auth. Rev. (Highway &
Bridge Trust Fund)	5.000%	4/1/28	9,000	9,986
New York State Thruway Auth. Rev. (Personal
Income Tax)	5.250%	3/15/19	10,765	13,295
New York State Thruway Auth. Rev. (Second
Generation Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,794
New York State Urban Dev. Corp. Rev.	5.000%	1/1/14	13,000	14,650
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	10,000	11,626
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	2,095	2,483
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	3,860	4,341
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/18	4,360	5,327

New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/19	4,445	5,441
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/20	8,240	9,948
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,836
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/17	4,000	4,682
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/18	6,000	7,087
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/19	6,935	8,226
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/20	7,530	8,916
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.000%	1/1/21	1,355	1,584
New York State Urban Dev. Corp. Rev. (Service
Contract)	5.250%	1/1/24	10,000	11,226
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (14)	3,550	3,765
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (14)	8,685	11,399
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (14)	9,230	12,282
North Hempstead NY GO	6.400%	4/1/11 (14)	2,075	2,147
Port Auth. of New York & New Jersey Rev.	5.000%	8/15/28 (4)	10,000	11,081
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	5,940	6,376
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31	4,000	4,434
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/32	6,500	7,165
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	6,900	7,265
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33	9,700	10,220
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	6,990	7,429
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/35	6,500	7,126
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38	10,000	10,464
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/39	18,000	19,609
Port Auth. of New York & New Jersey Rev.	4.250%	7/15/40	5,250	5,250
St. Lawrence County NY Individual Dev. Civic
Fac. Rev. (St. Lawrence Univ.)	5.000%	10/1/16	3,510	4,073
1 Suffolk County NY GO TOB VRDO	0.330%	9/8/10 (14)	3,265	3,265
Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (Institution of Technology)	5.250%	3/1/19	500	535
Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (Institution of Technology)	5.250%	3/1/20	1,000	1,060
Suffolk County NY IDA Continuing Care Civic
Fac. Rev. (Institution of Technology)	5.000%	3/1/26	2,000	2,054
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,471
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,664
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,879
Tobacco Settlement Asset Securitization Corp.
Inc. New York	4.750%	6/1/22	9,410	9,251
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/26	1,000	952
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	7,875	6,673
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	17,160	13,830
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	1/1/15	2,930	3,103
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/15	9,500	11,358

Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	1/1/16	2,500	2,647
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	1/1/18	2,330	2,467
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/18	185	203
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/19	43,025	47,124
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/28	2,675	2,981
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/32 (14)	3,150	3,310
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/33	3,385	3,638
Triborough Bridge & Tunnel Auth. New York
Rev.	5.000%	11/15/37	13,310	14,203
Triborough Bridge & Tunnel Auth. New York
Rev.	5.250%	11/15/38	25,000	27,296
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,567
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	5,000	5,180
United Nations Dev. Corp. New York Rev.	5.000%	7/1/20	3,340	3,934
Westchester County NY GO	4.000%	6/1/14	9,375	10,564
Westchester County NY GO	4.000%	6/1/15	9,760	11,156
				3,112,068
Puerto Rico (1.6%)
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (14)(Prere.)	6,500	7,165
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (14)	16,345	17,326
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,545
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	4,000	4,247
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,143
Puerto Rico Sales Tax Financing Corp. Rev.	6.000%	8/1/42	5,000	5,477
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	8,000	9,076
				50,979
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,075
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	2,091
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	1,100	1,165
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/29	5,000	5,151
				10,482
Total Tax-Exempt Municipal Bonds (Cost $2,980,361)				3,173,529
Other Assets and Liabilities-Net (1.2%)				39,340
Net Assets (100%)				3,212,869

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $49,200,000, representing 1.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2010.
3 Securities with a value of $1,824,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.

New York Long-Term Tax-Exempt Fund

COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2010	356	78,014	107
10-Year U.S. Treasury Note	December 2010	(59)	(7,412)	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

New York Long-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	-	3,173,529	-
Futures Contracts—Assets[1]	52	-	-
Futures Contracts—Liabilities[1]	(2)	-	-
Total	50	3,173,529	-
1 Represents variation margin on the last day of the reporting period.

D. At August 31, 2010, the cost of investment securities for tax purposes was $2,983,254,000. Net unrealized appreciation of investment securities for tax purposes was $190,275,000, consisting of unrealized gains of $194,237,000 on securities that had risen in value since their purchase and $3,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.